Convertible Notes and Warrants - Line of Credit - Additional Information (Detail) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 10, 2014	Jun. 28, 2013	Feb. 10, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 13, 2015
Line of Credit
Exercise price of warrants	$ 10.00		$ 10.00								$ 1.56
Change in fair value of warrant liability				$ (558)	$ (3,326)	$ (361)	$ 200,994	$ 200,936	$ (782,112)	$ 536,000
Unamortized discounts related to warrants	$ 996,024		$ 996,024
Debt, principal amount converted		$ 20,231,000						$ 6,600,000	20,231,000
Accrued interest [Member]
Line of Credit
Accrued interest on convertible debt converted	$ 233,982	$ 2,581,000							$ 2,581,000
Common Stock Warrants [Member]
Line of Credit
Exercise price of warrants	$ 10.00		$ 10.00
Fair value assumption, probability rate									25.00%
Fair value price									$ 0
Common Stock Warrants [Member] | Black Scholes Valuation Model
Line of Credit
Fair value assumption, probability rate									75.00%
Common Stock Warrants [Member] | Line of Credit [Member]
Line of Credit
Collateral amount provided to secure Line of Credit	$ 2,578,076		$ 2,578,076
Common stock warrants coverage	50.00%
Exercise price of warrants	$ 10.00		$ 10.00
Expected life (in years)									2 years
Fair value assumption, probability rate									25.00%
Expected dividend yield									0.00%
Fair value price									$ 0
Fair value of warrants recorded as liability									390,000
Accretion of discount recognized as interest expense			$ 397,000						139,000
Reclassification of common stock warrant liability to APIC upon IPO.	$ 514,000
Unamortized discounts related to warrants									$ 315,000
Debt, principal amount converted			2,346,000
Common Stock Warrants [Member] | Line of Credit [Member] | Accrued interest [Member]
Line of Credit
Accrued interest on convertible debt converted			$ 27,043
Common Stock Warrants [Member] | Line of Credit [Member] | Black Scholes Valuation Model
Line of Credit
Fair value assumption, probability rate									75.00%
Common Stock Warrants [Member] | Line of Credit [Member] | Minimum [Member]
Line of Credit
Exercise price									$ 1.48
Average risk free interest rate									0.38%
Expected volatility									90.00%
Common Stock Warrants [Member] | Line of Credit [Member] | Maximum [Member]
Line of Credit
Exercise price									$ 14.28
Average risk free interest rate									1.38%
Expected volatility									105.00%